LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International, Inc.	50,000	$10,614,000
Teledyne Technologies, Inc. (a)	20,000	8,591,600
		19,205,600
Banks - 5.0%
Bank of America Corp.	160,000	6,792,000
Comerica, Inc.	100,000	8,050,000
Cullen/Frost Bankers, Inc.	65,000	7,710,300
Glacier Bancorp, Inc.	60,000	3,321,000
		25,873,300
Beverages - 3.0%
The Coca-Cola Co.	95,000	4,984,650
Keurig Dr Pepper, Inc.	100,000	3,416,000
PepsiCo, Inc.	45,000	6,768,450
		15,169,100
Biotechnology - 1.2%
Amgen, Inc.	28,000	5,954,200

Chemicals - 5.1%
DuPont de Nemours, Inc.	95,000	6,459,050
Ecolab, Inc.	45,000	9,387,900
FMC Corp.	110,000	10,071,600
		25,918,550
Commercial Services & Supplies - 3.6%
Cintas Corp.	16,000	6,090,560
Waste Connections, Inc. (b)	97,500	12,278,175
		18,368,735
Computers & Peripherals - 2.8%
Apple, Inc.	100,000	14,150,000

Construction Materials - 1.2%
Martin Marietta Materials, Inc.	18,000	6,150,240

Diversified Financials - 2.2%
JPMorgan Chase & Co.	68,000	11,130,920

Electrical Equipment & Instruments - 4.5%
Franklin Electric Co., Inc.	85,000	6,787,250
Rockwell Automation, Inc.	25,000	7,351,000
Roper Technologies, Inc.	20,000	8,922,600
		23,060,850
Electronic Equipment & Instruments - 2.8%
National Instruments Corp.	55,000	2,157,650
Trimble, Inc. (a)	150,000	12,337,500
		14,495,150

Food Products - 0.6%
Mondelez International, Inc. - Class A	54,000	3,141,720

Health Care Equipment & Supplies - 6.7%
Alcon, Inc. (b)	60,000	4,828,200
Danaher Corp.	45,000	13,699,800
Stryker Corp.	20,000	5,274,400
Thermo Fisher Scientific, Inc.	18,000	10,283,940
		34,086,340
Household Durables - 1.0%
Newell Brands, Inc.	230,000	5,092,200

Household Products - 2.1%
Kimberly-Clark Corp.	50,000	6,622,000
The Procter & Gamble Co.	30,000	4,194,000
		10,816,000
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	5,000	16,425,200

IT Consulting & Services - 3.0%
PayPal Holdings, Inc. (a)	60,000	15,612,600

Machinery - 8.3%
Generac Holdings, Inc. (a)	35,000	14,303,450
IDEX Corp.	20,000	4,139,000
The Toro Co.	74,000	7,208,340
Valmont Industries, Inc.	40,000	9,404,800
Xylem, Inc.	60,000	7,420,800
		42,476,390
Media & Entertainment - 4.5%
Alphabet, Inc. - Class A (a)	5,500	14,704,360
Facebook, Inc. - Class A (a)	25,000	8,484,750
		23,189,110
Metals & Mining - 1.4%
Newmont Goldcorp Corp.	130,000	7,059,000

Oil & Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	430,000	9,356,800
Chevron Corp.	31,500	3,195,675
ConocoPhillips	100,000	6,777,000
		19,329,475
Personal Products - 1.5%
The Estee Lauder Cos., Inc. - Class A	25,000	7,498,250

Pharmaceuticals - 4.3%
Merck & Co., Inc.	80,000	6,008,800
Pfizer, Inc.	130,000	5,591,300
Zoetis, Inc.	53,500	10,386,490
		21,986,590
Road & Rail - 0.9%
Union Pacific Corp.	24,000	4,704,240

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	100,000	5,328,000

Software - 10.8%
Adobe, Inc. (a)	28,000	16,120,160
Microsoft Corp.	80,000	22,553,600
OneSpan Inc. (a)	150,000	2,817,000
Oracle Corp.	120,000	10,455,600
Sprout Social, Inc. - Class A (a)	27,500	3,353,625
		55,299,985
Software & Services - 1.8%
Akamai Technologies, Inc. (a)	90,000	9,413,100

Specialty Retail - 1.9%
The Home Depot, Inc.	30,000	9,847,800

Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	100,000	6,699,000

Trading Companies & Distributors - 0.5%
Fortress Transportation and Infrastructure Investors LLC	100,000	2,538,000

TOTAL COMMON STOCKS
(Cost $208,920,893)		480,019,645

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% (c)	1,644,724	1,644,724
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (c)	15,595,960	15,595,960
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (c)	15,595,960	15,595,960
		32,836,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,836,644)		32,836,644

Total Investments - 100.1%		512,856,289
(Cost $241,757,537)
Liabilities in Excess of Other Assets - (0.1)%		(499,634)
TOTAL NET ASSETS - 100.0%		$512,356,655

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$480,019,645	$–	$–	$480,019,645
Short-Term Investments	32,836,644	–	–	32,836,644
Total Investments	$512,856,289	$–	$–	$512,856,289